Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
November 30, 2022
TEC-NPRT3-0123
1.810712.118
Common Stocks - 95.2%
	Shares	Value ($)
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Private Ltd.	579,000	2,402,787
Chemicals - 0.3%
Commodity Chemicals - 0.3%
LG Chemical Ltd.	40,787	23,541,696
Communications Equipment - 3.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	5,211,973	259,139,298
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	6,426,931	10,411,628
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
ESS Tech, Inc. Class A (a)	787,286	2,535,061
Electronic Equipment & Components - 1.0%
Electronic Manufacturing Services - 1.0%
Jabil, Inc.	1,122,725	81,049,518
Entertainment - 0.9%
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	226,730	69,272,817
Food Products - 0.1%
Agricultural Products - 0.1%
Local Bounti Corp. (a)	1,546,921	3,248,534
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (a)	917,709	93,734,797
Interactive Media & Services - 1.0%
Interactive Media & Services - 1.0%
Epic Games, Inc. (a)(b)(c)	17,917	15,173,011
Snap, Inc. Class A (a)	4,813,110	49,623,164
Tongdao Liepin Group (a)	15,233,661	15,391,508
		80,187,683
Internet & Direct Marketing Retail - 1.2%
Internet & Direct Marketing Retail - 1.2%
Cazoo Group Ltd. (a)(b)	144,100	38,907
Deliveroo PLC Class A (a)(d)	6,252,898	6,528,801
Lyft, Inc. (a)	1,718,528	19,281,884
Uber Technologies, Inc. (a)	2,524,938	73,576,693
		99,426,285
IT Services - 12.7%
Data Processing & Outsourced Services - 8.8%
Genpact Ltd.	1,581,276	72,912,636
MasterCard, Inc. Class A	1,355,680	483,164,352
Visa, Inc. Class A (e)	794,787	172,468,779
		728,545,767
Internet Services & Infrastructure - 3.8%
Cloudflare, Inc. (a)	534,384	26,259,630
MongoDB, Inc. Class A (a)	250,614	38,266,252
Okta, Inc. (a)	2,101,335	112,043,182
Shopify, Inc. Class A (a)(e)	944,500	38,611,160
Snowflake, Inc. (a)	408,790	58,416,091
Twilio, Inc. Class A (a)	880,965	43,184,904
		316,781,219
IT Consulting & Other Services - 0.1%
Thoughtworks Holding, Inc. (a)	1,329,904	12,128,724
TOTAL IT SERVICES		1,057,455,710
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	1,015,442	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	1,015,442	528,873
Semiconductors & Semiconductor Equipment - 26.3%
Semiconductor Equipment - 2.2%
ASML Holding NV (Netherlands)	104,750	63,951,986
Teradyne, Inc.	1,244,228	116,273,107
		180,225,093
Semiconductors - 24.1%
Advanced Micro Devices, Inc. (a)	526,994	40,910,544
GlobalFoundries, Inc. (a)(e)	3,270,074	210,429,262
Marvell Technology, Inc.	8,189,681	380,983,960
Microchip Technology, Inc.	1,745,340	138,213,475
NVIDIA Corp.	3,407,057	576,576,256
NXP Semiconductors NV	1,847,442	324,854,201
onsemi (a)	3,799,247	285,703,374
Renesas Electronics Corp. (a)	1	10
Taiwan Semiconductor Manufacturing Co. Ltd.	3,142,488	50,642,411
		2,008,313,493
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,188,538,586
Software - 26.8%
Application Software - 7.2%
Algolia, Inc. (a)(b)(c)	153,503	2,405,392
CCC Intelligent Solutions Holdings, Inc. (a)(b)	102,045	938,814
Cvent Holding Corp. (a)(b)	1,099,667	6,158,135
HubSpot, Inc. (a)(e)	181,476	54,992,672
Intuit, Inc.	399,013	162,633,709
Nutanix, Inc. Class B (a)(d)	72,872	2,059,363
Otonomo Technologies Ltd. (a)	1,048,000	413,960
Salesforce.com, Inc. (a)	1,452,652	232,787,483
Splunk, Inc. (a)	1,675,700	130,168,376
Stripe, Inc. Class B (a)(b)(c)	38,600	979,668
Zoom Video Communications, Inc. Class A (a)	50,928	3,841,499
		597,379,071
Systems Software - 19.6%
Microsoft Corp.	5,507,486	1,405,179,978
Palo Alto Networks, Inc. (a)(e)	342,900	58,258,710
Rapid7, Inc. (a)	682,836	20,075,378
ServiceNow, Inc. (a)	256,500	106,780,950
Tenable Holdings, Inc. (a)	1,161,072	44,329,729
		1,634,624,745
TOTAL SOFTWARE		2,232,003,816
Technology Hardware, Storage & Peripherals - 20.6%
Technology Hardware, Storage & Peripherals - 20.6%
Apple, Inc.	11,582,350	1,714,535,272
IonQ, Inc. (a)(b)	8,400	43,344
		1,714,578,616
TOTAL COMMON STOCKS (Cost $6,338,314,676)		7,918,055,705

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Aerospace & Defense - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(a)(b)(c)	98,000	4,937,240
Series B2(a)(b)(c)	74,989	3,777,946
		8,715,186
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(b)(c)	605,440	8,524,595

Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(b)(c)	72,591	5,982,950

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,300	461,461

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(b)(c)	70,707	13,010,795
Reddit, Inc.:
Series D(a)(b)(c)	250,861	10,310,387
Series E(a)(b)(c)	14,400	591,840
		23,913,022
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
Astera Labs, Inc.:
Series A(b)(c)	351,532	3,575,080
Series B(b)(c)	59,853	608,705
Series C(a)(b)(c)	344,200	3,500,514
Series D(b)(c)	1,443,456	14,679,948
		22,364,247
Semiconductors - 0.0%
GaN Systems, Inc.:
Series F1(b)(c)	133,634	736,323
Series F2(b)(c)	70,564	388,808
Xsight Labs Ltd. Series D (a)(b)(c)	281,500	1,981,760
		3,106,891
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		25,471,138

Software - 0.2%
Application Software - 0.2%
Algolia, Inc. Series D (a)(b)(c)	109,867	1,721,616
Bolt Technology OU Series E (b)(c)	40,842	5,224,973
Convoy, Inc. Series D (a)(b)(c)	203,844	1,934,480
Databricks, Inc.:
Series G(a)(b)(c)	45,012	2,126,817
Series H(a)(b)(c)	174,018	8,222,351
Skyryse, Inc. Series B (a)(b)(c)	121,800	2,449,398
Stripe, Inc. Series H (a)(b)(c)	17,100	433,998
		22,113,633
TOTAL CONVERTIBLE PREFERRED STOCKS		95,181,985
Nonconvertible Preferred Stocks - 0.2%
IT Services - 0.2%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (a)(c)	711,000	10,473,030

Internet Services & Infrastructure - 0.1%
Gupshup, Inc. (a)(b)(c)	257,284	4,566,791

TOTAL IT SERVICES		15,039,821

TOTAL PREFERRED STOCKS (Cost $121,026,281)		110,221,806

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
GaN Systems, Inc. 0% (b)(c)(g) (Cost $3,132,190)	3,132,190	2,033,418

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h)	93,251,303	93,269,953
Fidelity Securities Lending Cash Central Fund 3.86% (h)(i)	297,075,810	297,105,517
TOTAL MONEY MARKET FUNDS (Cost $390,375,470)		390,375,470

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $6,852,848,617)	8,420,686,399
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(100,886,580)
NET ASSETS - 100.0%	8,319,799,819

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $137,931,093 or 1.7% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,588,164 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	4,413,489

ABL Space Systems Series B2	10/22/21	5,098,960

Algolia, Inc.	10/27/21	4,489,203

Algolia, Inc. Series D	7/23/21	3,213,066

Ant International Co. Ltd. Class C	5/16/18	24,495,442

Astera Labs, Inc. Series A	5/17/22	3,574,905

Astera Labs, Inc. Series B	5/17/22	608,675

Astera Labs, Inc. Series C	8/24/21	1,157,132

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	14,679,226

Astranis Space Technologies Corp. Series C	3/19/21	13,271,808

Beta Technologies, Inc. Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd. Series E1	11/18/20	7,747,662

Cazoo Group Ltd.	3/28/21	1,441,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450

Convoy, Inc. Series D	10/30/19	2,760,048

Cvent Holding Corp.	7/23/21	10,996,670

Databricks, Inc. Series G	2/01/21	2,661,228

Databricks, Inc. Series H	8/31/21	12,787,562

Discord, Inc. Series I	9/15/21	715,812

Epic Games, Inc.	3/29/21	15,856,545

GaN Systems, Inc. Series F1	11/30/21	1,133,216

GaN Systems, Inc. Series F2	11/30/21	598,383

GaN Systems, Inc. 0%	11/30/21	3,132,190

Gupshup, Inc.	6/08/21	5,882,850

IonQ, Inc.	3/07/21	84,000

Reddit, Inc. Series D	2/04/19	5,440,247

Reddit, Inc. Series E	5/18/21	611,628

Skyryse, Inc. Series B	10/21/21	3,006,020

Stripe, Inc. Class B	5/18/21	1,548,955

Stripe, Inc. Series H	3/15/21	686,138

Xsight Labs Ltd. Series D	2/16/21	2,250,874

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	49,633,884	1,228,537,190	1,184,901,121	970,019	-	-	93,269,953	0.2%
Fidelity Securities Lending Cash Central Fund 3.86%	122,541,953	1,163,110,707	988,547,143	1,200,095	-	-	297,105,517	0.9%
Total	172,175,837	2,391,647,897	2,173,448,264	2,170,114	-	-	390,375,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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